Business Combinations and Deconsolidations	12 Months Ended
Dec. 31, 2019
Business Combinations and Decosolidations
3.	BUSINESS COMBINATIONS AND DECONSOLIDATIONS
Business combination in 2019
In June 2019, the Group completed a business combination, which the Group expected to enhance the Group’s expertise in hardware services. The total purchase consideration was RMB25,000 (US$3,591). The acquired entity was considered insignificant. The results of the acquired entity’s operations have been included in the Group’s consolidated financial statements since June 2019.
Deconsolidation in 2019
In September 2019, Live.me Inc (“Live.me”)
,
a former subsidiary of the Company, amended its share incentive plan to increase the number of shares to be issued under the current plan, and issued a certain number of new shares into a trust under the plan for the benefit of current and future recipients of Live.me’s share incentive awards. Consequently, the Company was no longer a majority shareholder of Live.me and deconsolidated Live.me’s financial results from the Company’s financial statements from September 30, 2019. The Group recognized a total gain of RMB839,834 (US$120,635) from the transaction in “Other income, net” in the consolidated statements of comprehensive income (loss) for the year ended December 31, 2019. The gain from the deconsolidation of Live.me, if not recognized, would have increase
d
the loss per share by RMB0.61 (US$0.09).
The deconsolidation of Live.me did not meet the definition of a discontinued operation in accordance with ASC
205-20,
Presentation of Financial Statements – Discontinued Operations
(“ASC
205-20”),
as the disposal of Live.me did not represent a shift in the Group’s strategy that has (or will have) a major effect on an entity’s operations and financial results. Subsequent to the deconsolidation, the Group owns 49.6% voting rights of Live.me. The remaining interests is accounted for equity investment using the fair value option in accordance with
ASC 825
and Live.me will be considered a related party after deconsolidation.
Deconsolidation in 2018
On October 8, 2018, the Group entered into an agreement to dispose its 24.8% equity interest of Hong Kong Youloft Technology Limited (“Youloft HK”) to a shareholder, for a cash consideration of RMB97,450. Subsequent to the transaction and the dilution of a newly established share award scheme of Youloft HK, the Group owned 21.9% equity interests of Youloft HK on a fully diluted basis. Subsequent to the transaction, the Group considered lost control over Youloft HK. As the Group’s remaining equity interests are not in-substance common stock and the investment does not have readily determinable fair value, the investment was accounted for at fair value using the measurement alternative. The Group recognized a total gain of RMB176,442 from the transaction in “Other income, net”. The deconsolidation of Youloft HK did not meet the definition of a discontinued operation in accordance with
ASC 205-20,
as the disposal of Youloft HK did not represent a shift in the Group’s strategy that has (or will have) a major effect on an entity’s operations and financial results.
Business combination in 2017
In August 2017, the Group completed a business combination, which the Company expected to enhance the Group’s expertise in hardware services. The total purchase consideration was RMB41,522. The acquired entities were considered insignificant. The results of the acquired entity’s operations have been included in the Group’s consolidated financial statements.
Deconsolidation in 2017
On December 5, 2017, the Group entered into an agreement with Bytedance Ltd. (“Bytedance”) a third-party mobile technique provider to dispose its 100% shareholding of News Republic for a total consideration of

RMB
566,044 among which RMB329,710 was in the form of equity interests in Bytedance. The Group recognized a total gain of RMB232,673 from the transaction in “Other income, net” in the consolidated statements of comprehensive income (loss) for the year ended December 31, 2017. The deconsolidation of News Republic did not meet the definition of a discontinued operation in accordance with
ASC 205-20,
as the disposal of News Republic did not represent a shift in the Group’s strategy that has (or will have) a major effect on an entity’s operations and financial results.